Business Segment Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Services [abstract]
Total revenues	$ 734,950,000			$ 642,981,000						$ 1,444,914,000	$ 1,325,493,000	$ 2,739,959,000	$ 2,752,441,000	$ 2,952,105,000
Less: Interest expense	675,000			818,000						1,517,000	1,521,000	3,222,000	2,550,000	3,548,000
Net revenues	734,275,000	704,607,000	708,158,000	642,163,000	681,809,000	624,978,000	641,529,000	727,994,000	755,390,000	1,443,397,000	1,323,972,000	2,736,737,000	2,749,891,000	2,948,557,000
Geographic Information [Abstract]
Net revenues	734,275,000	704,607,000	708,158,000	642,163,000	681,809,000	624,978,000	641,529,000	727,994,000	755,390,000	1,443,397,000	1,323,972,000	2,736,737,000	2,749,891,000	2,948,557,000
Long-lived assets		3,415,000,000				3,477,000,000						3,415,000,000	3,477,000,000	3,522,000,000
AllianceBernstein Global High Yield Portfolio [Member]
Concentration Risk [Line Items]
Investment advisory and service fees (in hundredths)												12.00%	10.00%	7.00%
Percentage of net revenues (in hundredths)												13.00%	11.00%	8.00%
Customer Concentration Risk [Member] | AXA Advisors LLC [Member]
Major Customers [Abstract]
Open-end mutual fund sales (in hundredths)												4.00%	1.00%	2.00%
Percentage of total revenues from major customer (in hundredths)												1.00%	1.00%	1.00%
Customer Concentration Risk [Member] | HSBC [Member]
Major Customers [Abstract]
Open-end mutual fund sales (in hundredths)												13.00%
Customer Concentration Risk [Member] | Citigroup [Member]
Major Customers [Abstract]
Open-end mutual fund sales (in hundredths)												6.00%
Customer Concentration Risk [Member] | UBS AG [Member]
Major Customers [Abstract]
Open-end mutual fund sales (in hundredths)												10.00%
Customer Concentration Risk [Member] | AXA and subsidiaries [Member]
Major Customers [Abstract]
Percentage of total revenues from general and separate accounts (in hundredths)												4.00%	4.00%	5.00%
United States [Member]
Services [abstract]
Net revenues												1,700,000,000	1,725,000,000	1,933,000,000
Geographic Information [Abstract]
Net revenues												1,700,000,000	1,725,000,000	1,933,000,000
Long-lived assets		3,363,000,000				3,403,000,000						3,363,000,000	3,403,000,000	3,448,000,000
International [Member]
Services [abstract]
Net revenues												1,037,000,000	1,025,000,000	1,016,000,000
Geographic Information [Abstract]
Net revenues												1,037,000,000	1,025,000,000	1,016,000,000
Long-lived assets		52,000,000				74,000,000						52,000,000	74,000,000	74,000,000
Institutions [Member]
Services [abstract]
Total revenues												485,000,000	617,000,000	765,000,000
Retail [Member]
Services [abstract]
Total revenues												1,193,000,000	1,093,000,000	1,069,000,000
Private Client [Member]
Services [abstract]
Total revenues												586,000,000	652,000,000	651,000,000
Bernstein Research Services [Member]
Services [abstract]
Total revenues												414,000,000	437,000,000	431,000,000
Other [Member]
Services [abstract]
Total revenues												$ 62,000,000	$ (47,000,000)	$ 37,000,000